USAA Extended Market Index Fund
Risk/Return
INVESTMENT OBJECTIVE
The USAA Extended Market Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market IndexSM1. The Dow Jones U.S. Completion Total Stock Market Index measures the performance of all small- and mid-cap stocks as measured by the Dow Jones U.S. Total Stock Market IndexSM less the stocks in the S&P 500 Index.	[1]
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USAA Extended Market Index Fund 5/1/2012 - 5/1/2012
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	USAA Extended Market Index Fund 5/1/2012 - 5/1/2012
Operating Expenses:
Management Fee	0.26%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.33%	[1]
Total Annual Operating Expenses	0.59%	[2]
Reimbursement from Adviser	(0.09%)
Total Annual Operating Expenses After Reimbursement	0.50%	[3]
[1]	(a) The Fund's Management Fee and Other Expenses have been restated to reflect current fees.
[2]	(b) The total annual operating expenses and the example are based upon the actual combined expenses of the Fund, before reimbursements, and the Extended Market Portfolio.
[3]	(c) The Adviser has agreed, through May 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.50% of the Fund’s average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement is not continued.

Expense Example	USAA Extended Market Index Fund 5/1/2012 - 5/1/2012 USD ($)
Expense Example:
1 Year	60
3 Years	189
5 Years	329
10 Years	738

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio), which is a separate fund advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC (BlackRock Advisors, LLC and BlackRock Investment Management, LLC are collectively referred to herein as BlackRock), with a substantially similar investment objective as the Fund. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

The Extended Market Portfolio seeks to track the Dow Jones U.S. Completion Total Stock Market Index as closely as possible, and normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of or have economic characteristics similar to the securities included in the index.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds

In addition, the Extended Market Portfolio tends to invest in small- and mid-cap companies, which may be more vulnerable than larger companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in securities of larger companies.

As a feeder fund in a master-feeder structure, the Fund is subject to certain risks. Actions of larger feeder funds may materially affect smaller feeder funds investing in the Extended Market Portfolio. For example, if a large feeder fund withdraws from the Extended Market Portfolio, the remaining funds may experience proportionately higher operating expenses, resulting in lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors).

While the Fund and the Extended Market Portfolio attempt to match the performance of the Dow Jones U.S. Completion Total Stock Market Index as closely as possible, the ability of the Fund and the Extended Market Portfolio to meet their investment objective depends to some extent on the cash flow in and out of the Fund and the Extended Market Portfolio. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund's cash flow of the Fund and the Extended Market Portfolio may affect how closely the Fund will mirror the Dow Jones U.S. Completion Total Stock Market Index.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
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THREE-MONTH YTD TOTAL RETURN
14.24% (3/31/12)
BEST QUARTER*	WORST QUARTER*
21.40% 2nd Qtr 2003	-26.43% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Average Annual Total Returns	USAA Extended Market Index Fund 5/1/2012 - 5/1/2012	After Taxes on Distributions USAA Extended Market Index Fund 5/1/2012 - 5/1/2012	After Taxes on Distributions and Sale of Fund Shares USAA Extended Market Index Fund 5/1/2012 - 5/1/2012	Dow Jones U.S. Completion Total Stock Market Index (reflects no deduction for fees, expenses, or taxes) USAA Extended Market Index Fund 5/1/2012 - 5/1/2012
Average Annual Return:
Past 1 Year	(4.03%)	(4.80%)	(1.93%)	(3.76%)
Past 5 Years	1.26%	0.58%	0.93%	1.80%
Past 10 Years	6.46%	5.93%	5.57%	6.83%

[1]	1 “Dow Jones,” and “The Dow Jones U.S. Completion Total Stock Market IndicesSM” are service marks of Dow Jones Trademark Holdings, LLC.